Share Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted during period	$ 7.07	$ 5.76	$ 8.19
Non-cash share-based compensation expense	$ 9,927	$ 11,044	$ 14,212
Total intrinsic value of options exercised during period	4,160	4,719	711
Unvested share options held by employees			448,000	60,000
Incremental value related to modification in plan			2,559	304
Non-vested share recognition period	3.31	4.10
Unrecognized compensation cost related to non vested share options	29,558	37,834
Cash received from the exercise of options under the share option plans	4,745	6,968
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested share recognition period			3	3
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested share recognition period			5	5
Costs of goods sold
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash share-based compensation expense	1,881	2,783	3,381
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash share-based compensation expense	7,260	7,717	10,478
Selling expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash share-based compensation expense	126	57	32
Research and development costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash share-based compensation expense	$ 660	$ 487	$ 321
Stock Incentive Plan 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted under stock option plan		13,351,880
Stock Incentive Plan 2006 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted term	3 years
Share options granted vesting period	3 years
Stock Incentive Plan 2006 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted term	5 years
Share options granted vesting period	5 years